Derivative Instruments - Effect of Gains (Losses) on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 91,837	$ 39,538	$ (107,860)
Total realized and unrealized gains (losses) on non-designated derivative instruments	34,820	(26,349)	(159,744)
Not Designated as Hedging Instrument [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(95,672)	(55,627)	(53,771)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	130,492	29,278	(105,973)
Not Designated as Hedging Instrument [Member] | Interest rate swap termination [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(31,798)
Not Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(63,050)	(58,596)	(58,475)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	133,488	26,100	(100,306)
Not Designated as Hedging Instrument [Member] | Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(824)	2,969	4,704
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (2,996)	$ 3,178	$ (5,667)